FINANCIAL INSTRUMENTS - Level 3 Rollforward Assets (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Financial assets
Balance, beginning of period	$ 3,528
Balance, end of period	3,874	$ 3,528
Level 3
Financial assets
Balance, beginning of period	533	1,605
Acquisitions		144
Dispositions		(986)
Fair value gains, net and OCI		(216)
Other		(14)
Balance, end of period		533
Level 3 | IFRS 9
Financial assets
Balance, beginning of period	835
Acquisitions	83
Dispositions	(6)
Fair value gains, net and OCI	(1)
Other	0
Balance, end of period	$ 911	$ 835